Leases	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Leases

Note 19 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into eight non-cancellable operating lease agreements with term more than one year for office spaces expiring through October 2024. Upon adoption of FASB ASU 2016-02, the Company recognized approximately RMB 1.6 million right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of 7% based on duration of lease terms. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1.8 years as of December 31, 2022.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Rent expense for the years ended December 31, 2020, 2021 and 2022 was RMB 3,770,003, RMB 4,672,111 and RMB 4,225,631 (USD 606,730), respectively.

The maturity of the Company’s lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2023	3,359,149 *	482,318
2024	220,062	31,597
2025	—	—
2026	—	—
2027	—	—
Total lease payments	3,579,211	513,915
Less: Interest	(46,374)	(6,659)
Present value of lease liabilities	3,532,837	507,256

*        Include the operating leases with a term less than one year.